Related party disclosures (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Total Compensation of Key Management Personnel

	2021 $m	2020 $m	2019 $m
Total compensation of key management personnel
Short-term employment benefits	19.3	10.5	15.8
Contributions to defined contribution pension plans	0.5	0.3	0.5
Equity compensation benefits a	8.1	2.3	12.1
	27.9	13.1	28.4

a	As measured in accordance with IFRS 2 ‘Share-based Payment’.

Summary of Related Party Disclosures for Associates and Joint Ventures

	2021 $m	2020 $m	2019 $m
Associates
Fee revenue from associates	3	1	10
Amounts owed by associates	11	11	3
Amounts owed to associates	–	(4)	(4)